Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Other income (expense)
Change in the fair value of derivative liabilities	$ (18,920,000)			$ (15,340,000)
Net loss	$ (20,841,633)			$ (16,134,515)
Class A Common Stock [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)	20,000,000			20,000,000
Basic and Diluted net loss per share (in Dollars per share)
Common Class B [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)	5,000,000			5,000,000
Basic and Diluted net loss per share (in Dollars per share)	$ (4.17)			$ (3.23)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (146,829)	$ (165,036)	$ (387,696)
Other income (expense)
Change in the fair value of derivative liabilities
Financing cost - derivative warrant liabilities
Net gain from investments held in Trust Account		18,534	18,534
Total other (expense) income		18,534	18,534	67,571
Net loss		$ (128,295)	$ (146,502)	$ (320,125)
As Previously Reported [Member] | Class A Common Stock [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)		20,000,000	20,000,000	20,000,000
Basic and Diluted net loss per share (in Dollars per share)		$ 0.00	$ 0.00	$ 0.00
As Previously Reported [Member] | Common Class B [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)		5,000,000	5,000,000	5,000,000
Basic and Diluted net loss per share (in Dollars per share)		$ (0.03)	$ (0.03)	$ (0.06)
Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations
Other income (expense)
Change in the fair value of derivative liabilities		340,000	340,000	(15,340,000)
Financing cost - derivative warrant liabilities		(474,390)	(474,390)	(474,390)
Net gain from investments held in Trust Account
Total other (expense) income		(134,390)	(134,390)	(15,814,390)
Net loss		$ (134,390)	$ (134,390)	$ (15,814,390)
Restatement Adjustment [Member] | Class A Common Stock [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)
Restatement Adjustment [Member] | Common Class B [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)		$ (0.02)	$ (0.03)	$ (3.17)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (146,829)	$ (165,036)
Other income (expense)
Change in the fair value of derivative liabilities		340,000	340,000
Financing cost - derivative warrant liabilities		(474,390)	(474,390)
Net gain from investments held in Trust Account		18,534	18,534
Total other (expense) income		(115,856)	(115,856)
Net loss		$ (262,685)	$ (280,892)
As Restated [Member] | Class A Common Stock [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)		20,000,000	20,000,000
Basic and Diluted net loss per share (in Dollars per share)		$ 0.00	$ 0.00
As Restated [Member] | Common Class B [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)		5,000,000	5,000,000
Basic and Diluted net loss per share (in Dollars per share)		$ (0.05)	$ (0.06)